UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, August 10, 2006
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total(x$1,000):  $126,785
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     2742   100232 SH       Sole                    95932              4300
American Express               COM              025816109     3624    68096 SH       Sole                    64566              3530
Anheuser-Busch                 COM              035229103     3751    82275 SH       Sole                    78015              4260
Avon                           COM              054303102     2356    76010 SH       Sole                    72460              3550
Bank of America                COM              060505104     2857    59393 SH       Sole                    55463              3930
Black & Decker                 COM              091797100     3358    39755 SH       Sole                    37605              2150
Boeing Company                 COM              097023105     3882    47397 SH       Sole                    45042              2355
Cendant Corp                   COM              151313103     2642   162160 SH       Sole                   153860              8300
Chevron                        COM              166764100     3755    60513 SH       Sole                    57613              2900
Cisco Systems                  COM              17275R102     2787   142685 SH       Sole                   137465              5220
Citigroup Inc                  COM              172967101     4276    88616 SH       Sole                    84800              3816
Coca-Cola                      COM              191216100     1665    38700 SH       Sole                    36555              2145
Computer Sciences              COM              205363104     2877    59250 SH       Sole                    56280              2970
Disney, (Walt) Co              COM              254687106     3209   106975 SH       Sole                   101475              5500
DuPont deNemours               COM              263534109     2098    50430 SH       Sole                    47790              2640
Eastman Chemical               COM              277432100     2352    43552 SH       Sole                    41852              1700
Ebay Inc                       COM              278642103     1143    39035 SH       Sole                    37085              1950
Exxon Mobil Corp               COM              30231G102     3571    58211 SH       Sole                    55256              2955
Fresh Del Monte                COM              g36738105     2011   116445 SH       Sole                   110945              5500
General Electric               COM              369604103     4584   139065 SH       Sole                   132521              6544
Home Depot                     COM              437076102     3431    95877 SH       Sole                    91812              4065
Honeywell Inc.                 COM              438516106     2980    73935 SH       Sole                    70435              3500
Int'l Business Mach            COM              459200101     2739    35658 SH       Sole                    34218              1440
Intel Corp                     COM              458140100     2782   146427 SH       Sole                   139592              6835
International Paper            COM              460146103     1607    49755 SH       Sole                    47155              2600
J.B. Hunt                      COM              445658107      616    24710 SH       Sole                    24710
JP Morgan Chase                COM              46625H100     4033    96032 SH       Sole                    91152              4880
Johnson & Johnson              COM              478160104     3508    58546 SH       Sole                    55736              2810
McDonalds Corp                 COM              580135101     3202    95285 SH       Sole                    91240              4045
Microsoft Corp                 COM              594918104     2183    93711 SH       Sole                    88851              4860
Nokia ADS                      COM              654902204     2736   135050 SH       Sole                   129860              5190
Novartis AG ADR                COM              66987V109     1620    30045 SH       Sole                    27715              2330
Oracle Systems                 COM              68389X105     2152   148508 SH       Sole                   140758              7750
Pfizer Inc                     COM              717081103     2530   107801 SH       Sole                   103026              4775
Procter & Gamble               COM              742718109     2684    48279 SH       Sole                    45504              2775
Royal Dutch Shl ADR            COM              780259206     2579    38510 SH       Sole                    37880               630
Royal Phil Elec ADR            COM              500472303     3650   117227 SH       Sole                   112290              4937
SAP AG ADR                     COM              803054204     1919    36545 SH       Sole                    35095              1450
Stryker Corp                   COM              863667101     1628    38670 SH       Sole                    36520              2150
Time Warner Inc                COM              887317105     1666    96284 SH       Sole                    91414              4870
Tyco International             COM              902124106     3253   118308 SH       Sole                   112903              5405
Tyson Foods Cl A               COM              902494103      620    41719 SH       Sole                    41069               650
Unilever ADR                   COM              904784709     1505    66750 SH       Sole                    62990              3760
United Technologies            COM              913017109     5448    85909 SH       Sole                    81239              4670
Wal-Mart Stores                COM              931142103     6171   128100 SH       Sole                   123155              4945